The Advisors’ Inner Circle Fund III

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund III (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated September 8, 2020 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 250 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-192858 and 811-22920), which was filed electronically on September 8, 2020 (Accession No. 0001398344-20-018268).

The Advisors’ Inner Circle Fund III

By:	/s/ Alexander F. Smith
Alexander F. Smith

Title:	Vice President and Assistant Secretary

Date:	September 10, 2020